Securities (Narrative) (Details) $ in Millions	12 Months Ended
	Dec. 31, 2016 USD ($) security	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Schedule of Available-for-sale Securities [Line Items]
Transfer of HTM securities to AFS	$ 0	$ 517	$ 0
FNMA investments
Schedule of Available-for-sale Securities [Line Items]
Securities, amortized cost	13,900
Securities, fair value	13,600
FHLMC investments
Schedule of Available-for-sale Securities [Line Items]
Securities, amortized cost	7,800
Securities, fair value	$ 7,600
Non-agency MBS
Schedule of Available-for-sale Securities [Line Items]
Number of securities with other than temporary credit impairment | security	0